OLSHAN FROME WOLOSKY LLP
1325 Avenue of the Americas, 15th Floor
New York, New York 10019
_____________________________________________________________________________________

EMAIL: SFELDMAN@OLSHANLAW.COM
DIRECT DIAL: 212-451-2234

May 1, 2019
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn:     Gregory Dundas, Esq., Attorney Advisor
Division of Corporation Finance
Office of Telecommunications

Re:	IZEA Worldwide, Inc.
Amendment No. 1 to Registration Statement on Form S-1 (No. 333-230688)

Ladies and Gentlemen:
On behalf of IZEA Worldwide, Inc., a Nevada corporation (the "Company"), we are hereby filing in electronic format through EDGAR with the U.S. Securities and Exchange Commission, pursuant to the Securities Act of 1933, as amended, one complete copy of the Company's Amendment No. 1 to the Registration Statement on Form S-1 (the "Amendment"), for the registration of shares of the Company’s common stock, including one complete copy of the exhibits listed in the Amendment as filed therewith.
The Amendment reflects the number of shares of common stock and the price per share of the common stock to be offered by the Company in the offering. It is currently contemplated that requests for acceleration of the effectiveness of the Registration Statement to May 7,2019 will be submitted by the Company and Craig-Hallum Capital Group as representative of the several underwriters on May 3, 2019.
Should any member of the Commission’s staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Amendment or the offering, please do not hesitate to contact me (tel.: (212) 451-2234) or Troy J. Vanke, the Company’s Chief Financial Officer (tel.: (407) 985-2908).

Very truly yours,
/s/ Spencer G. Feldman

Spencer G. Feldman
Enclosures
cc:    Mr. Edward H. (Ted) Murphy
Mr. Troy J. Vanke
Mr. Rick Hartfiel
Jonathan R. Zimmerman, Esq.
Ben A. Stacke, Esq.